Schedule of Investments (unaudited)	iShares® iBonds® 2023 Term High Yield and Income ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 2.6%
Boeing Co. (The)
1.17%, 02/04/23 (Call 08/29/22)(a)	$550	$542,905
1.88%, 06/15/23 (Call 04/15/23)	175	171,906
2.80%, 03/01/23 (Call 02/01/23)	150	149,199
4.51%, 05/01/23 (Call 04/01/23)	1,160	1,163,295
L3Harris Technologies Inc., 3.85%, 06/15/23 (Call 05/15/23)	250	250,140
Northrop Grumman Corp., 3.25%, 08/01/23	430	429,617
Raytheon Technologies Corp., 3.70%, 12/15/23 (Call 09/15/23)	130	130,668
Spirit AeroSystems Inc., 3.95%, 06/15/23 (Call 05/15/23)(a)	831	798,649
Teledyne Technologies Inc., 0.65%, 04/01/23	110	107,315
		3,743,694
Agriculture — 0.1%
Reynolds American Inc., 4.85%, 09/15/23(a)	170	172,293

Airlines — 1.3%
American Airlines Pass Through Trust, Series 2013-2, Class A, 4.95%, 07/15/24	170	167,270
Delta Air Lines Inc., 3.80%, 04/19/23 (Call 03/19/23)(a)	1,169	1,165,517
Southwest Airlines Co., 4.75%, 05/04/23(a)	525	528,806
		1,861,593
Auto Manufacturers — 5.2%
Ford Motor Credit Co. LLC
3.09%, 01/09/23	250	249,047
3.10%, 05/04/23(a)	365	360,952
3.37%, 11/17/23(a)	1,175	1,154,050
4.14%, 02/15/23 (Call 01/15/23)(a)	525	525,798
4.38%, 08/06/23(a)	708	709,395
General Motors Co.
4.88%, 10/02/23(a)	500	505,925
5.40%, 10/02/23	620	630,887
General Motors Financial Co. Inc.
1.70%, 08/18/23	400	390,768
3.70%, 05/09/23 (Call 03/09/23)	290	289,716
4.15%, 06/19/23 (Call 05/19/23)	250	250,585
4.25%, 05/15/23	160	160,754
Jaguar Land Rover Automotive PLC, 5.63%, 02/01/23 (Call 08/29/22)(a)(b)	1,405	1,377,841
Stellantis NV, 5.25%, 04/15/23	700	702,800
		7,308,518
Banks — 5.7%
Citigroup Inc., 3.50%, 05/15/23(a)	500	500,515
Citizens Bank N.A./Providence RI, 3.70%, 03/29/23 (Call 02/28/23)	250	250,263
Commerzbank AG, 8.13%, 09/19/23(a)(b)	2,275	2,330,829
Cooperatieve Rabobank U.A., 4.63%, 12/01/23	125	126,176
Credit Suisse Group AG, 3.80%, 06/09/23	655	652,596
Deutsche Bank AG/New York NY, 3.95%, 02/27/23(a)	420	420,017
Discover Bank
3.35%, 02/06/23 (Call 01/06/23)	300	299,517
4.20%, 08/08/23	505	507,454
Fifth Third Bancorp., 1.63%, 05/05/23 (Call 04/05/23)	200	197,152
First Horizon Corp., 3.55%, 05/26/23 (Call 04/26/23)	185	184,454
FNB Corp./PA, 2.20%, 02/24/23 (Call 01/24/23)(a)	110	108,625
Morgan Stanley, 4.10%, 05/22/23.	695	698,287
Natwest Group PLC, 6.10%, 06/10/23(a)	170	172,008
NatWest Group PLC, 3.88%, 09/12/23	1,281	1,278,848
Security	Par (000)	Value

Banks (continued)
Santander Holdings USA Inc., 3.40%, 01/18/23 (Call 12/18/22)	$380	$379,183
		8,105,924
Beverages — 0.2%
Keurig Dr Pepper Inc., 3.13%, 12/15/23 (Call 10/15/23)	300	299,484

Biotechnology — 1.4%
Amgen Inc., 2.25%, 08/19/23 (Call 06/19/23)(a)	305	301,889
Gilead Sciences Inc.
0.75%, 09/29/23 (Call 08/09/22)	607	589,773
2.50%, 09/01/23 (Call 07/01/23)	200	198,544
Illumina Inc., 0.55%, 03/23/23	190	185,809
Royalty Pharma PLC, 0.75%, 09/02/23	700	676,550
		1,952,565
Building Materials — 0.6%
Fortune Brands Home & Security Inc., 4.00%, 09/21/23 (Call 08/21/23)	263	263,889
Lennox International Inc., 3.00%, 11/15/23 (Call 09/15/23)	130	128,912
Martin Marietta Materials Inc., 0.65%, 07/15/23 (Call 08/29/22)	300	291,201
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)	200	200,290
		884,292
Chemicals — 1.3%
DuPont de Nemours Inc., 4.21%, 11/15/23 (Call 10/15/23)	1,035	1,045,039
International Flavors & Fragrances Inc., 3.20%, 05/01/23 (Call 02/01/23)	50	49,938
LYB International Finance BV, 4.00%, 07/15/23(a)	190	190,217
Mosaic Co. (The), 4.25%, 11/15/23 (Call 08/15/23)	345	347,905
Nutrien Ltd., 1.90%, 05/13/23	150	147,766
		1,780,865
Commercial Services — 2.6%
ADT Security Corp. (The), 4.13%, 06/15/23	1,910	1,895,788
Ahern Rentals Inc., 7.38%, 05/15/23 (Call 08/29/22)(b)	990	755,608
Equifax Inc., 3.95%, 06/15/23 (Call 05/15/23)(a)	150	150,327
Global Payments Inc.
3.75%, 06/01/23 (Call 03/01/23)	225	224,514
4.00%, 06/01/23 (Call 05/01/23)	215	214,981
Moody’s Corp., 2.63%, 01/15/23 (Call 12/15/22)	200	199,330
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)	225	224,674
		3,665,222
Computers — 1.8%
Dell International LLC/EMC Corp., 5.45%, 06/15/23 (Call 04/15/23)(a)	327	330,610
Hewlett Packard Enterprise Co.
2.25%, 04/01/23 (Call 03/01/23)	250	248,128
4.45%, 10/02/23 (Call 09/02/23)	500	504,720
Leidos Inc., 2.95%, 05/15/23 (Call 04/15/23)	200	198,574
Seagate HDD Cayman, 4.75%, 06/01/23	1,250	1,248,362
		2,530,394
Distribution & Wholesale — 1.2%
Avient Corp., 5.25%, 03/15/23	1,635	1,639,905

Diversified Financial Services — 8.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.15%, 10/29/23	775	744,217
3.30%, 01/23/23 (Call 12/23/22)	300	298,575
4.13%, 07/03/23 (Call 06/03/23)	300	298,113
4.50%, 09/15/23 (Call 08/15/23)	515	514,753
Air Lease Corp.
2.25%, 01/15/23	100	99,194

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2023 Term High Yield and Income ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
2.75%, 01/15/23 (Call 12/15/22)	$200	$198,834
3.00%, 09/15/23 (Call 07/15/23)	375	369,915
3.88%, 07/03/23 (Call 06/03/23)	130	129,019
Aircastle Ltd.
4.40%, 09/25/23 (Call 08/25/23)	255	252,445
5.00%, 04/01/23	190	190,283
Ally Financial Inc.
1.45%, 10/02/23 (Call 09/02/23)	475	461,653
3.05%, 06/05/23 (Call 05/05/23)(a)	300	297,855
BGC Partners Inc., 5.38%, 07/24/23	175	176,748
Capital One Bank USA N.A., 3.38%, 02/15/23	500	499,745
Capital One Financial Corp.
2.60%, 05/11/23 (Call 04/11/23)(a)	400	397,332
3.20%, 01/30/23 (Call 12/30/22)	525	524,863
3.50%, 06/15/23	275	274,915
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)(a)	110	110,994
Navient Corp.
5.50%, 01/25/23(a)	1,739	1,748,078
7.25%, 09/25/23(a)	859	872,546
OneMain Finance Corp.
5.63%, 03/15/23	1,670	1,671,586
8.25%, 10/01/23	855	871,467
TMX Finance LLC/TitleMax Finance Corp., 11.13%, 04/01/23 (Call 08/29/22)(b)	565	557,028
Western Union Co. (The), 4.25%, 06/09/23 (Call 05/09/23)	110	110,032
		11,670,190
Electric — 4.0%
American Electric Power Co. Inc., Series M, 0.75%, 11/01/23 (Call 08/29/22)	175	169,034
Black Hills Corp., 4.25%, 11/30/23 (Call 08/30/23)	240	241,243
Consolidated Edison Inc., Series A, 0.65%, 12/01/23 (Call 08/29/22)	240	231,482
Duke Energy Corp., 3.95%, 10/15/23 (Call 07/15/23)	100	100,417
Edison International, 2.95%, 03/15/23 (Call 01/15/23)	25	24,892
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)	150	149,048
Series N, 3.80%, 12/01/23 (Call 11/01/23)(a)	150	150,451
Georgia Power Co., Series A, 2.10%, 07/30/23	270	266,277
InterGen NV, 7.00%, 06/30/23 (Call 08/29/22)(a)(b)	1,175	1,130,209
NextEra Energy Capital Holdings Inc., 0.65%, 03/01/23(a)	580	571,352
OGE Energy Corp., 0.70%, 05/26/23 (Call 08/29/22)	200	195,286
Pacific Gas and Electric Co.
1.70%, 11/15/23 (Call 11/15/22)(a)	775	751,541
3.25%, 06/15/23 (Call 03/15/23)(a)	100	98,853
3.85%, 11/15/23 (Call 08/15/23)	145	143,599
4.25%, 08/01/23 (Call 07/01/23)	235	234,279
Public Service Enterprise Group Inc., 0.84%, 11/08/23 (Call 08/29/22)	315	304,356
Southern Co. (The), 2.95%, 07/01/23 (Call 05/01/23)	460	458,482
WEC Energy Group Inc., 0.55%, 09/15/23	280	271,415
Xcel Energy Inc., 0.50%, 10/15/23 (Call 09/15/23)	190	183,586
		5,675,802
Electrical Components & Equipment — 0.6%
EnerSys, 5.00%, 04/30/23 (Call 01/30/23)(a)(b)	830	827,518

Electronics — 1.3%
Arrow Electronics Inc., 4.50%, 03/01/23 (Call 12/01/22)	110	110,135
Flex Ltd., 5.00%, 02/15/23	200	200,990
Sensata Technologies BV, 4.88%, 10/15/23(a)(b)	1,390	1,396,644
Security	Par (000)	Value

Electronics (continued)
Trimble Inc., 4.15%, 06/15/23 (Call 05/15/23)	$100	$100,166
		1,807,935

Food — 2.3%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, 3.50%, 02/15/23 (Call 12/15/22)(a)(b)	2,100	2,098,572
Campbell Soup Co., 3.65%, 03/15/23 (Call 02/15/23)(a)	200	200,094
Conagra Brands Inc.
0.50%, 08/11/23 (Call 08/29/22)	200	193,354
3.20%, 01/25/23 (Call 10/25/22)	170	169,585
Kellogg Co., 2.65%, 12/01/23	205	203,461
Kroger Co. (The), 3.85%, 08/01/23 (Call 05/01/23)	265	265,819
Tyson Foods Inc., 3.90%, 09/28/23 (Call 08/28/23)	120	120,445
		3,251,330
Gas — 1.1%
Eastern Energy Gas Holdings LLC, 3.55%, 11/01/23 (Call 08/01/23)	100	100,097
National Fuel Gas Co., 3.75%, 03/01/23 (Call 12/01/22)	150	149,978
ONE Gas Inc., 0.85%, 03/11/23 (Call 08/29/22)(a)	275	270,298
Rockpoint Gas Storage Canada Ltd., 7.00%, 03/31/23 (Call 08/29/22)(a)(b)	960	952,982
Southern Co. Gas Capital Corp., 2.45%, 10/01/23 (Call 08/01/23)(a)	110	108,485
		1,581,840
Health Care - Products — 0.8%
Baxter International Inc., 0.87%, 12/01/23	300	289,377
PerkinElmer Inc., 0.55%, 09/15/23 (Call 09/15/22)	235	227,109
Stryker Corp., 0.60%, 12/01/23 (Call 08/09/22)	260	250,609
Thermo Fisher Scientific Inc., 0.80%, 10/18/23 (Call 10/18/22)	385	374,243
		1,141,338
Health Care - Services — 1.0%
Aetna Inc., 2.80%, 06/15/23 (Call 04/15/23)	480	477,302
Anthem Inc., 0.45%, 03/15/23	125	123,452
Elevance Health Inc., 3.30%, 01/15/23	125	124,979
Humana Inc., 0.65%, 08/03/23 (Call 08/08/22)	580	563,702
Laboratory Corp. of America Holdings, 4.00%, 11/01/23 (Call 08/01/23)(a)	90	90,533
		1,379,968
Holding Companies - Diversified — 1.3%
Ares Capital Corp., 3.50%, 02/10/23 (Call 01/10/23)(a)	275	273,897
Blackstone Secured Lending Fund, 3.65%, 07/14/23	150	147,711
FS Energy & Power Fund, 7.50%, 08/15/23 (Call 05/15/23)(a)(b)	1,365	1,372,098
		1,793,706
Home Builders — 1.9%
DR Horton Inc.
4.75%, 02/15/23 (Call 11/15/22)(a)	15	15,072
5.75%, 08/15/23 (Call 05/15/23)	160	162,582
KB Home, 7.63%, 05/15/23 (Call 11/15/22)(a)	955	964,693
Lennar Corp., 4.88%, 12/15/23 (Call 09/15/23)(a)	170	171,923
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., 5.88%, 04/15/23 (Call 01/15/23)(b)	950	965,143
Toll Brothers Finance Corp., 4.38%, 04/15/23 (Call 01/15/23)	440	439,886
		2,719,299
Housewares — 1.8%
Newell Brands Inc., 4.10%, 04/01/23 (Call 02/01/23)	2,480	2,474,470

Insurance — 0.8%
Aon PLC, 4.00%, 11/27/23 (Call 08/27/23)	150	151,008

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2023 Term High Yield and Income ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23	$95	$95,743
Assurant Inc., 4.20%, 09/27/23 (Call 08/27/23)	49	49,072
Equitable Holdings Inc., 3.90%, 04/20/23 (Call 03/20/23)(a)	210	210,724
Jackson Financial Inc., 1.13%, 11/22/23(b)	250	240,820
Lincoln National Corp., 4.00%, 09/01/23	190	191,197
Reinsurance Group of America Inc., 4.70%, 09/15/23(a)	150	151,594
		1,090,158
Internet — 0.2%
eBay Inc., 2.75%, 01/30/23 (Call 12/30/22)(a)	280	279,068

Iron & Steel — 0.7%
Commercial Metals Co., 4.88%, 05/15/23 (Call 02/15/23)(a)	879	883,070
Reliance Steel & Aluminum Co., 4.50%, 04/15/23 (Call 01/15/23)	150	150,229
		1,033,299
Leisure Time — 1.7%
Royal Caribbean Cruises Ltd.
9.13%, 06/15/23 (Call 03/15/23)(a)(b)	1,175	1,192,836
10.88%, 06/01/23 (Call 03/01/23)(a)(b)	1,125	1,150,650
		2,343,486
Lodging — 3.8%
Hyatt Hotels Corp.
1.30%, 10/01/23 (Call 10/01/22)(a)	600	580,158
3.38%, 07/15/23 (Call 04/15/23)(a)	150	148,279
Marriott International Inc./MD, Series Z, 4.15%, 12/01/23 (Call 11/01/23)	135	135,884
MGM Resorts International, 6.00%, 03/15/23	2,140	2,159,560
Travel + Leisure Co., 3.90%, 03/01/23 (Call 12/01/22)(a)	1,070	1,066,341
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 4.25%, 05/30/23 (Call 02/28/23)(b)	1,340	1,330,513
		5,420,735
Machinery — 1.1%
Cleaver-Brooks Inc., 7.88%, 03/01/23 (Call 08/17/22)(a)(b)	910	911,256
CNH Industrial Capital LLC, 1.95%, 07/02/23	240	235,243
CNH Industrial NV, 4.50%, 08/15/23	250	251,078
Crane Holdings Co., 4.45%, 12/15/23 (Call 09/15/23)	165	166,597
		1,564,174
Manufacturing — 0.3%
Carlisle Companies Inc., 0.55%, 09/01/23 (Call 09/01/22)	90	87,064
Trane Technologies Global Holding Co. Ltd., 4.25%, 06/15/23.	300	301,398
		388,462
Media — 3.1%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.00%, 03/01/23 (Call 08/15/22)(b)	1,325	1,325,318
Discovery Communications LLC, 2.95%, 03/20/23 (Call 02/20/23)	205	204,375
DISH DBS Corp., 5.00%, 03/15/23	2,303	2,266,774
Thomson Reuters Corp., 4.30%, 11/23/23 (Call 08/23/23)	230	232,005
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	375	386,280
		4,414,752
Mining — 0.9%
Freeport-McMoRan Inc., 3.88%, 03/15/23 (Call 12/15/22)	1,229	1,226,997

Office & Business Equipment — 1.3%
Xerox Corp., 4.63%, 03/15/23 (Call 02/15/23)(a)	1,840	1,837,774

Oil & Gas — 4.5%
Canadian Natural Resources Ltd., 2.95%, 01/15/23 (Call 12/15/22)	250	249,487
Continental Resources Inc./OK, 4.50%, 04/15/23 (Call 01/15/23)	210	210,204
Security	Par (000)	Value

Oil & Gas (continued)
HF Sinclair Corp., 2.63%, 10/01/23(b)	$100	$97,350
Occidental Petroleum Corp., 2.70%, 02/15/23 (Call 11/15/22)(a)	910	904,558
Phillips 66, 3.70%, 04/06/23(a)	150	150,338
Pioneer Natural Resources Co., 0.55%, 05/15/23	300	293,163
Range Resources Corp., 5.00%, 03/15/23 (Call 12/15/22)	1,485	1,490,420
Transocean Sentry Ltd., 5.38%, 05/15/23 (Call 08/29/22)(b)	673	643,258
Vantage Drilling International, 9.25%, 11/15/23 (Call 08/29/22)(a)(b)	870	831,833
W&T Offshore Inc., 9.75%, 11/01/23 (Call 08/29/22)(b)	1,515	1,461,960
		6,332,571
Oil & Gas Services — 0.1%
Halliburton Co., 3.50%, 08/01/23 (Call 05/01/23)	205	204,684

Packaging & Containers — 2.8%
Ball Corp., 4.00%, 11/15/23	2,475	2,479,084
Owens-Brockway Glass Container Inc., 5.88%, 08/15/23(a)(b)	1,434	1,434,387
		3,913,471
Pharmaceuticals — 3.2%
AbbVie Inc.
2.85%, 05/14/23 (Call 03/14/23)	400	398,600
3.75%, 11/14/23 (Call 10/14/23)	465	469,394
AmerisourceBergen Corp., 0.74%, 03/15/23 (Call 08/29/22)	234	229,809
Cardinal Health Inc., 3.20%, 03/15/23	210	209,695
Cigna Corp.
3.00%, 07/15/23 (Call 05/16/23)(a)	360	358,402
3.75%, 07/15/23 (Call 06/15/23)(a)	480	481,051
CVS Health Corp., 4.00%, 12/05/23 (Call 09/05/23)	360	362,236
Elanco Animal Health Inc., 5.77%, 08/28/23 (Call 07/28/23)	300	307,449
Mylan Inc., 4.20%, 11/29/23 (Call 08/29/23)	205	205,410
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/23 (Call 07/23/23)	387	383,548
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23 (Call 10/26/23)	700	706,167
Zoetis Inc., 3.25%, 02/01/23 (Call 11/01/22)	460	459,043
		4,570,804
Pipelines — 8.2%
Boardwalk Pipelines LP, 3.38%, 02/01/23 (Call 11/01/22)	110	109,847
Buckeye Partners LP, 4.15%, 07/01/23 (Call 04/01/23)	1,385	1,367,258
DCP Midstream Operating LP, 3.88%, 03/15/23 (Call 12/15/22)(a)	1,370	1,370,753
Enbridge Inc.
0.55%, 10/04/23	145	140,016
4.00%, 10/01/23 (Call 07/01/23)	300	300,861
Energy Transfer LP
3.60%, 02/01/23 (Call 11/01/22)	400	398,904
4.25%, 03/15/23 (Call 12/15/22)	400	400,200
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	400	401,972
Energy Transfer LP/Regency Energy Finance Corp., 4.50%, 11/01/23 (Call 08/01/23)	325	326,131
Enterprise Products Operating LLC, 3.35%, 03/15/23 (Call 12/15/22)(a)	475	475,057
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)(a)	240	239,537
3.50%, 09/01/23 (Call 06/01/23)(a)	300	299,424
Kinder Morgan Inc., 3.15%, 01/15/23 (Call 12/15/22)(a)	380	379,305
MPLX LP
3.38%, 03/15/23 (Call 02/15/23)	190	189,717
4.50%, 07/15/23 (Call 04/15/23)	400	402,044
NGL Energy Partners LP/NGL Energy Finance Corp., 7.50%, 11/01/23 (Call 08/29/22)(a)	1,284	1,205,175

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2023 Term High Yield and Income ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
ONEOK Inc., 7.50%, 09/01/23 (Call 06/01/23)	$180	$185,335
ONEOK Partners LP, 5.00%, 09/15/23 (Call 06/15/23)	180	181,766
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%, 05/15/23 (Call 08/29/22)(a)	1,405	1,407,332
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (Call 10/31/22)	150	149,246
3.85%, 10/15/23 (Call 07/15/23)	292	291,153
Sabine Pass Liquefaction LLC, 5.63%, 04/15/23 (Call 01/15/23)	600	603,696
TransCanada PipeLines Ltd., 3.75%, 10/16/23 (Call 07/16/23)	280	280,277
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)(a)	250	249,848
4.50%, 11/15/23 (Call 08/15/23)	250	251,923
		11,606,777
Real Estate — 1.8%
Newmark Group Inc., 6.13%, 11/15/23 (Call 10/15/23)	1,415	1,429,900
Realogy Group LLC/Realogy Co-Issuer Corp., 4.88%, 06/01/23 (Call 03/01/23)(a)(b)	1,115	1,095,867
		2,525,767
Real Estate Investment Trusts — 3.0%
American Campus Communities Operating Partnership LP, 3.75%, 04/15/23 (Call 01/15/23)	150	149,628
American Tower Corp.
3.00%, 06/15/23	300	297,954
3.50%, 01/31/23	300	299,946
Boston Properties LP, 3.13%, 09/01/23 (Call 06/01/23)	190	188,891
Brandywine Operating Partnership LP, 3.95%, 02/15/23 (Call 11/15/22)(a)	140	139,741
Crown Castle International Corp., 3.15%, 07/15/23 (Call 06/15/23)	250	248,288
Essex Portfolio LP, 3.25%, 05/01/23 (Call 02/01/23)	15	14,927
GLP Capital LP/GLP Financing II Inc., 5.38%, 11/01/23 (Call 08/01/23)	180	179,548
Kimco Realty Corp., 3.13%, 06/01/23 (Call 03/01/23)	100	99,594
Mid-America Apartments LP, 4.30%, 10/15/23 (Call 07/15/23)(a)	100	100,549
Omega Healthcare Investors Inc., 4.38%, 08/01/23 (Call 06/01/23)	130	129,874
Piedmont Operating Partnership LP, 3.40%, 06/01/23 (Call 03/01/23)	140	139,280
Service Properties Trust, 4.50%, 06/15/23 (Call 12/15/22)	1,395	1,349,286
Starwood Property Trust Inc., 5.50%, 11/01/23 (Call 08/01/23)(a)(b)	855	855,607
		4,193,113
Retail — 2.7%
AutoZone Inc.
2.88%, 01/15/23 (Call 10/15/22)	110	109,771
3.13%, 07/15/23 (Call 04/15/23)	185	183,975
Brinker International Inc., 3.88%, 05/15/23(a)	800	794,992
Dollar General Corp., 3.25%, 04/15/23 (Call 01/15/23)	325	324,019
Lowe’s Companies Inc., 3.88%, 09/15/23 (Call 06/15/23)	140	140,742
McDonald’s Corp., 3.35%, 04/01/23 (Call 03/01/23)(a)	200	200,096
O’Reilly Automotive Inc., 3.85%, 06/15/23 (Call 03/15/23)	110	110,108
Starbucks Corp.
3.10%, 03/01/23 (Call 02/01/23)	200	200,198
3.85%, 10/01/23 (Call 07/01/23)	305	307,233
Walgreens Boots Alliance Inc., 0.95%, 11/17/23 (Call 08/29/22)	350	339,461
Yum! Brands Inc., 3.88%, 11/01/23 (Call 08/01/23)	1,075	1,073,301
		3,783,896
Security	Par/ Shares (000)	Value

Semiconductors — 0.7%
Marvell Technology Inc., 4.20%, 06/22/23 (Call 05/22/23)	$150	$150,334
Microchip Technology Inc.
2.67%, 09/01/23	365	359,996
4.33%, 06/01/23 (Call 05/01/23)	375	376,399
Skyworks Solutions Inc., 0.90%, 06/01/23 (Call 08/15/22)	150	146,469
		1,033,198
Shipbuilding — 0.1%
Huntington Ingalls Industries Inc., 0.67%, 08/16/23 (Call 08/16/22)	110	106,302
Software — 2.3%
Fidelity National Information Services Inc., 0.38%, 03/01/23	300	294,531
Fiserv Inc., 3.80%, 10/01/23 (Call 09/01/23)	400	401,152
Oracle Corp.
2.40%, 09/15/23 (Call 07/15/23)	1,075	1,062,896
2.63%, 02/15/23 (Call 01/15/23)	505	502,581
3.63%, 07/15/23(a)	345	344,803
Roper Technologies Inc., 3.65%, 09/15/23 (Call 08/15/23)	190	190,321
VMware Inc., 0.60%, 08/15/23	400	387,276
		3,183,560
Telecommunications — 6.0%
British Telecommunications PLC, 4.50%, 12/04/23 (Call 11/04/23)(a)	200	201,308
DKT Finance ApS, 9.38%, 06/17/23 (Call 08/09/22)(b)	1,045	997,975
Lumen Technologies Inc., Series W, 6.75%, 12/01/23(a)	2,185	2,219,086
Quebecor Media Inc., 5.75%, 01/15/23	1,555	1,559,152
Rogers Communications Inc.
3.00%, 03/15/23 (Call 12/15/22)	150	149,620
4.10%, 10/01/23 (Call 07/01/23)	345	346,956
Sprint Corp., 7.88%, 09/15/23	2,674	2,774,195
Vodafone Group PLC, 2.95%, 02/19/23(a)	200	199,580
		8,447,872
Toys, Games & Hobbies — 0.5%
Mattel Inc., 3.15%, 03/15/23 (Call 12/15/22)	697	691,549

Transportation — 1.0%
Altera Infrastructure LP/Teekay Offshore Finance Corp., 8.50%, 07/15/23 (Call 08/15/22)(b)	625	327,506
Canadian Pacific Railway Co., 4.45%, 03/15/23 (Call 12/15/22)	140	140,491
Kansas City Southern, 3.00%, 05/15/23 (Call 02/15/23)	140	139,398
Norfolk Southern Corp., 2.90%, 02/15/23 (Call 11/15/22)	220	219,182
Ryder System Inc.
3.40%, 03/01/23 (Call 02/01/23)	170	169,664
3.75%, 06/09/23 (Call 05/09/23)(a)	200	199,740
3.88%, 12/01/23 (Call 11/01/23)	200	200,226
		1,396,207
Total Long-Term Investments — 99.2%
(Cost: $142,100,775)		139,856,821

Short-Term Securities

Money Market Funds — 16.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.93%(c)(d)(e)	20,084	20,081,577

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2023 Term High Yield and Income ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.81%(c)(d)	2,760	$2,760,000

Total Short-Term Securities — 16.2%
(Cost: $22,840,317)		22,841,577

Total Investments in Securities — 115.4%
(Cost: $164,941,092)		162,698,398

Liabilities in Excess of Other Assets — (15.4)%		(21,665,805)

Net Assets — 100.0%		$141,032,593

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$5,910,354	$14,175,999	(a)	$—		$(5,163)	$387	$20,081,577	20,084	$20,132	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,780,000	—		(3,020,000	)(a)	—	—	2,760,000	2,760	16,691		—
						$(5,163)	$387	$22,841,577		$36,823		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$139,856,821	$—	$139,856,821
Money Market Funds	22,841,577	—	—	22,841,577
	$22,841,577	$139,856,821	$—	$162,698,398